ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ORDINARY SHARES AND STATUTORY RESERVE

7. ORDINARY SHARES AND STATUTORY RESERVE

(a) Ordinary Shares & Restricted Shares

(i) Ordinary Shares

In January and February 2025, the Company had issued 1,399 and 1,757 Class A Ordinary Shares, par value US$3.6 per share, in connection with the Private Placement and the cashless exercise of the accompanying warrants. The gross proceeds to the Company from the Private Placement, amounting to approximately US$2.82 million, or US$2.51 million after deducting estimated offering expenses.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

On March 15, 2025, the Company had issued 19,380 Class A Ordinary Shares to purchase the equity interest in Too Express. Then, 19,380 shares of the Company were forfeited, retired and cancelled as of August 1, 2025. This event is discussed in Notes 2(i). As a result, no shares remained outstanding in connection with this transaction as of December 31, 2025.

In March 2025, the Company had cancelled 1,354 Class A Ordinary Shares and issued 1,334 Class B Ordinary Shares that are discussed in Notes 1(b).

On September 4, 2025, the Company issued 11,300 Class A Ordinary Shares in a private placement, raising approximately $8 million. In connection with the offering, the Company also issued ordinary warrants and placement agent warrants to purchase Class A Ordinary Shares. During the month, both the ordinary warrants and the placement agent warrants were fully exercised. Upon exercise of the ordinary warrants, 44,984 Class A Ordinary Shares were issued.

On October 2, 2025, the Company issued 13,333 Class A Ordinary Shares in a private placement, raising approximately $15 million. Concurrently, the Company also issued pre-funded warrants to purchase Class A Ordinary Shares. All pre-funded warrants were fully exercised by October 6, 2025, resulting in the issuance of 70,000 Class A Ordinary Shares.

On November 25, 2025, the Company issued 109,321 Class A Ordinary Shares in a private placement, raising approximately $11 million. Concurrently, the Company also issued 7,149,675 pre-funded warrants to purchase Class A Ordinary Shares. As of December 31, 2025, 4,320,107 of such warrants had been exercised, resulting in the issuance of 360,009 Class A Ordinary Shares. The remaining 2,829,568 pre-funded warrants were outstanding as of year-end.

(ii) Restricted Shares

On October 6, 2025, the Company completed a private placement of units, issuing 111,111 Class A Ordinary Shares, which were subscribed by investors with BTC as consideration at a fair value of approximately $20 million. The shares are restricted and may not be resold to U.S. persons or within the United States within six months following the closing date, except pursuant to an effective registration statement or an applicable exemption.

On November 26, 2025, the company raised $300 million through a private placement of units, each consisting of one restricted ordinary share and three warrants, with 18,832,021 Class A shares issued. As of December 31, 2025, the warrants remained unexercised. The shares are restricted and may not be resold to U.S. persons or within the United States within six months following the closing date, except pursuant to an effective registration statement or an applicable exemption.

As of December 31, 2025, the Company issued a total of 18,943,132 shares of restricted Class A Ordinary Shares.

(iii) Summary

As of December 31, 2025 and 2024, Digital Currency X had issued 19,560,823 and 4,560 Class A ordinary shares, of which outstanding Class A ordinary shares of 19,560,821 and 4,558, respectively. Included in the issued Class A ordinary shares as of December 31, 2025 were 18,943,132 restricted shares. Digital Currency X had 1,334 and nil issued and outstanding Class B ordinary shares as of December 31, 2025 and 2024. Share data as of December 31, 2025 and December 31, 2024 have been retroactively restated to give effect to: i) the 1-for-30 share consolidation on June 28, 2024, ii) the 100-for-1 share consolidation effective November 3, 2025, and iii) the 12-for-1 share consolidation effective January 22, 2026. Additionally, the reclassification of ordinary shares on June 28, 2024, has been reflected. These events are discussed in Notes 1(b) and 1(c).

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

(b) Outstanding Warrants

The summary of warrant activity is as follows giving retroactive effect to all reverse share splits:

	Warrants Outstanding Number	Exercisable Shares Number	Weighted average unit price	Average Remaining Contractual Life
Balance of warrants - December 31, 2024	150	150	$99,787	2.1
Granted/Acquired[1]	1,615,418	1,615,418	$641	3
Adjustment on down round feature[2]	33,119	33,119	$-	-
Forfeited	(150)	(150)	$(99,787)	-
Exercised	(479,190)	476,750	$-	-
Balance of warrants – December 31, 2025	1,169,347	1,169,347	$874	2.8

[1]	In accordance with ASC 815-40, these warrants are classified as equity instruments as their terms meet the “fixed-for-fixed” criterion.

[2]	The warrants issued on September 4, 2025 contain an exercise price reset mechanism that provides for an adjustment to the number of exercisable shares when the exercise price is reduced, such that the aggregate exercise price remains unchanged. During the year ended December 31, 2025, this reset mechanism was triggered, resulting in an adjustment of the exercise price to $0.413 and $0.295 per share, respectively, and a corresponding increase in the number of exercisable shares. In accordance with ASC 260-10-55-13 and ASC 480-10-55-12, this economic benefit was treated as a deemed dividend, recognized as a reclassification between retained earnings and additional paid-in capital, with no impact on net income for the period. The deemed dividend reduces income available to ordinary shareholders in the EPS calculation. During the year ended December 31, 2025, all warrants subject to the reset feature were exercised.

Due to the cashless (net share) exercise feature, the number of shares issued upon exercise is lower than the number of warrants exercised, as only the intrinsic value of the warrants is settled in shares. All share and per share amounts have been retrospectively adjusted to reflect the share consolidations and reverse recapitalization. These warrants are not subsequently remeasured as they are classified within equity.

(c) Treasury Shares

Chijet Inc. entered into unsecured promissory notes (“Promissory Notes”) in the principal amount of US$1.38 million and US$1.18 million with JWAC on December 5, 2022 and March 6, 2023, respectively. The Promissory Notes were non-interest bearing and payable in cash upon the earlier of the closing of the Business Combination and the date of liquidation of JWAC. According to the letter signed by JWAC and Chijet Inc. on June 1, 2023, JWAC repaid US$500,000 by delivering 1.32 shares of its Class A ordinary shares (“JWAC Ordinary Shares”), par value US$0.003 per share, each share valued at the Redemption Price and US$2.06 million in cash to Chijet Inc. As a result of the Share Exchange, Chijet Inc.’s investment in JWAC was changed to the investment in Digital Currency X, Chijet Inc.’s parent company. The effect in essence is that a subsidiary, Chijet Inc., holds an investment in its parent company’s (Digital Currency X) ordinary shares. According to presentation guidance in ASC 810-10-45-5, these 1,585 shares have been transferred to treasury shares of the Company.

(d) Statutory Reserves and Restricted Net Asset

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in PRC.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with PRC GAAP. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion, production, or increase in registered capital but are not distributable as cash dividends.

For the years ended December 31, 2025 and 2024, the Company’s PRC subsidiaries did not make any appropriations to their statutory reserves. As of December 31, 2025 and 2024, the accumulated balance of the statutory reserves was US$6.66 million.

In accordance with the safety production regulations, the Company’s subsidiaries in China have to make appropriations as a special reserve which will only be used for the enhancement of safety production environment and improvement of facilities. As of December 31, 2025 and 2024, the accumulated balance of special reserves, which is presented as a separate component within equity, was approximately US$588,333 and US$585,240, respectively.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Because the Company’s PRC subsidiaries can only pay dividends out of distributable profits reported in accordance with PRC accounting standards, the Company’s PRC subsidiaries are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital, statutory reserves, special reserve and additional paid-in capital of the Company’s PRC subsidiaries. The aggregate amount of paid-in capital and additional paid-in capital, which is the amount of net assets of the Company’s PRC subsidiaries not available for distribution, were US$148.31 million, as of December 31, 2025 and 2024, respectively.

(e) loss per share

Basic net loss per share is computed by dividing net loss attributable to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Net loss attributable to ordinary shareholders reflects net loss attributable to the Company, adjusted for the impact of deemed dividends arising from the down-round feature of warrants, which are treated as a reduction to income available to ordinary shareholders.

Diluted net loss per share is the same as basic net loss per share for all periods presented, as the inclusion of potential common shares would be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per share (Amounts in thousands of US$, except for number of shares and per share data):

	For the years ended December 31,
	2025	2024	2023

Income (loss) from continuing operations attributable to shareholders	$70,663	$(2,425)	$(3,593)
Less: Deemed dividend	6,251	-	-
Income (loss) from continuing operations available to shareholders	64,412	(2,425)	(3,593)
Income (loss) from discontinued operations, net of tax	(74,277)	(44,470)	(64,518)
Net loss available to shareholders	$(9,865)	$(46,895)	$(68,111)
Weighted average shares outstanding	2,337,678	4,511	4,401
Basic and diluted income (loss) per share from continuing operations	$30.23	$(537.63)	$(816.40)
Basic and diluted loss per share from discontinued operations	$(31.77)	$(9,859.11)	$(14,659.78)
Basic and diluted loss per share	$(4.22)	$(10,396.74)	$(15,476.19)

Potential common shares, including warrants and other share-based instruments, were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive.

All share and per share amounts have been retrospectively adjusted to reflect the share consolidations and reverse recapitalization.